REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2013
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,165	17.7%	$	≥3,427	≥4.0%	$	≥4,283	≥5.0%
First Federal of Frankfort	$31,795	13.7%	$	≥9,880	≥4.0%	$	≥12,350	≥5.0%

Total risk-based capital
First Federal of Hazard	$15,689	37.5%	$	≥3,351	≥8.0%	$	≥4,189	≥10.0%
First Federal of Frankfort	$32,543	25.1%	$	≥10,368	≥8.0%	$	≥12,960	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,165	36.2%		N/A	N/A	$	≥2,514	≥6.0%
First Federal of Frankfort	$31,795	24.5%		N/A	N/A	$	≥7,776	≥6.0%

	As of June 30, 2012
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	$	≥3,926	≥4.0%	$	≥4,908	≥5.0%
First Federal of Frankfort	$19,543	15.9%	$	≥5,511	≥4.0%	$	≥6,889	≥5.0%

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	$	≥4,013	≥8.0%	$	≥5,016	≥10.0%
First Federal of Frankfort	$19,997	28.7%	$	≥5,566	≥8.0%	$	≥6,958	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%		N/A	N/A	$	≥3,010	≥6.0%
First Federal of Frankfort	$19,543	28.1%		N/A	N/A	$	≥4,175	≥6.0%